Segment information - Segment revenue to consolidated net income - Additional information (Details) - Mobile Finance Services - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net banking income included in miscellaneous operating income			€ 40
Operating segments [member]
Disclosure of operating segments [line items]
Net banking income included in miscellaneous operating income	€ 109	€ 69
Cost of risk included in miscellaneous operating expenses	€ (46)	€ (31)	€ (10)